NOTE 6 - INTANGIBLE ASSETS, NET (Details) - USD ($)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Amortization of Intangible Assets		$ 40,078	$ 21,015	$ 14,807
Intangible Assets
Collateralized Financings	[1]	$ 2,294,624

[1]	See Note 16